FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2026
Fair Value Measurements [Abstract]
Schedule of quantitative information regarding market assumptions used in the Level 3 valuation of the Public Warrants	The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the Public Warrants:
January 7, 2026
Implied Class A share price	$9.84
Exercise price	$11.50
Expected term to de-SPAC (years)	2.0
Warrant term (years)	7.0
Probability of de-SPAC and market adjustment	40.0%
Risk-free rate (continuous)	3.89%
Selected volatility	5.0%